Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
Presented in the table below are operating revenues disaggregated for the three months ended September 30, 2026:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$762	$—	$762
Commercial	297	—	297
Fire service	49	—	49
Industrial	60	—	60
Public and other	95		95

Total water services	1,263	—	1,263
Wastewater services:
Residential	81	—	81
Commercial	26	—	26
Industrial	3	—	3
Public and other	10		10

Total wastewater services	120	—	120
Miscellaneous utility charges	12	—	12
Alternative revenue programs	—	7	7
Lease contract revenue	—	1	1

Total Regulated Businesses	1,395	8	1,403

Other	107	—	107

Total operating revenues	$1,502	$8	$1,510

(a)
Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of Accounting Standards Codification Topic 606, Revenue From Contracts With Customers (“ASC 606”), and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the three months ended September 30, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$739	$—	$739
Commercial	287	—	287
Fire service	46	—	46
Industrial	55	—	55
Public and other	93	—	93

Total water services	1,220	—	1,220
Wastewater services:
Residential	75	—	75
Commercial	25	—	25
Industrial	7	—	7
Public and other	6	—	6

Total wastewater services	113	—	113
Miscellaneous utility charges	13	—	13
Alternative revenue programs	—	(4)	(4)
Lease contract revenue	—	1	1

Total Regulated Businesses	1,346	(3)	1,343

Other	108	—	108

Total operating revenues	$1,454	$(3)	$1,451

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.
Presented in the table below are operating revenues disaggregated for the nine months ended September 30, 2026:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$2,044	$—	$2,044
Commercial	785	—	785
Fire service	146	—	146
Industrial	164	—	164
Public and other	250	—	250

Total water services	3,389	—	3,389
Wastewater services:
Residential	229	—	229
Commercial	73	—	73
Industrial	8	—	8
Public and other	30	—	30

Total wastewater services	340	—	340
Miscellaneous utility charges	36	—	36
Alternative revenue programs	—	13	13
Lease contract revenue	—	4	4

Total Regulated Businesses	3,765	17	3,782

Other	290	—	290

Total operating revenues	$4,055	$17	$4,072

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.
Presented in the table below are operating revenues disaggregated for the nine months ended September 30, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$1,936	$—	$1,936
Commercial	742	—	742
Fire service	139	—	139
Industrial	146	—	146
Public and other	238	—	238

Total water services	3,201	—	3,201
Wastewater services:
Residential	214	—	214
Commercial	64	—	64
Industrial	17	—	17
Public and other	21	—	21

Total wastewater services	316	—	316
Miscellaneous utility charges	38	—	38
Alternative revenue programs	—	11	11
Lease contract revenue	—	4	4

Total Regulated Businesses	3,555	15	3,570

Other	300	(1)	299

Total operating revenues	$3,855	$14	$3,869

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.